Contract Liabilities - Schedule of Increase Decrease in Contract Liabilities (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Schedule of Increase Decrease In Contract Liabilities [Abstract]
Balance at beginning of the year ended	$ 1,519,584	$ 195,307	$ 1,166,837
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,519,584)	(195,307)	(1,166,837)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	128,400	16,503	1,519,584
Total	$ 128,400	$ 16,503	$ 1,519,584